Schedule of Investments (unaudited)
June 30, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	21,690	$ 3,947,797
General Dynamics Corp.	10,189	2,956,236
General Electric Co.	40,622	6,457,679
Lockheed Martin Corp.	7,966	3,720,919
Northrop Grumman Corp.	5,209	2,270,863
RTX Corp.	49,622	4,981,553
TransDigm Group, Inc.	2,031	2,594,826
		26,929,873
Air Freight & Logistics — 0.4%
FedEx Corp.	8,447	2,532,748
United Parcel Service, Inc., Class B	27,202	3,722,594
		6,255,342
Automobiles — 1.7%
Ford Motor Co.	146,476	1,836,809
General Motors Co.	42,312	1,965,816
Tesla, Inc.(a)	103,721	20,524,311
		24,326,936
Banks — 3.4%
Bank of America Corp.	253,275	10,072,747
Citigroup, Inc.	71,520	4,538,659
JPMorgan Chase & Co.	106,959	21,633,527
PNC Financial Services Group, Inc. (The)	14,816	2,303,592
Truist Financial Corp.	49,798	1,934,652
U.S. Bancorp	58,176	2,309,587
Wells Fargo & Co.	130,766	7,766,193
		50,558,957
Beverages — 1.5%
Coca-Cola Co. (The)	144,873	9,221,167
Constellation Brands, Inc., Class A	5,944	1,529,272
Keurig Dr. Pepper, Inc.	39,551	1,321,003
Monster Beverage Corp.(a)	28,236	1,410,388
PepsiCo, Inc.	51,306	8,461,899
		21,943,729
Biotechnology — 2.1%
AbbVie, Inc.	66,118	11,340,559
Amgen, Inc.	20,012	6,252,750
Gilead Sciences, Inc.	46,573	3,195,374
Moderna, Inc.(a)	12,055	1,431,531
Regeneron Pharmaceuticals, Inc.(a)	3,890	4,088,507
Vertex Pharmaceuticals, Inc.(a)	9,649	4,522,679
		30,831,400
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	346,689	66,997,649
Building Products — 0.4%
Carrier Global Corp.	31,299	1,974,341
Johnson Controls International PLC	25,402	1,688,471
Trane Technologies PLC	8,448	2,778,801
		6,441,613
Capital Markets — 2.5%
BlackRock, Inc.(b)	5,510	4,338,133
Blackstone, Inc., Class A, NVS	26,614	3,294,813
Charles Schwab Corp. (The)	55,644	4,100,406
CME Group, Inc., Class A	13,413	2,636,996
Goldman Sachs Group, Inc. (The)	11,769	5,323,354
Intercontinental Exchange, Inc.	21,202	2,902,342
KKR & Co., Inc., Class A	25,129	2,644,576
Moody’s Corp.	5,896	2,481,803
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	43,320	$ 4,210,271
S&P Global, Inc.	11,678	5,208,388
		37,141,082
Chemicals — 1.0%
Air Products & Chemicals, Inc.	8,282	2,137,170
Ecolab, Inc.	9,315	2,216,970
Linde PLC	17,930	7,867,863
Sherwin-Williams Co. (The)	8,751	2,611,561
		14,833,564
Commercial Services & Supplies — 0.6%
Cintas Corp.	3,225	2,258,339
Copart, Inc.(a)	32,540	1,762,366
Republic Services, Inc.	7,657	1,488,061
Waste Management, Inc.	14,962	3,191,993
		8,700,759
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	9,606	3,366,711
Cisco Systems, Inc.	151,313	7,188,881
Motorola Solutions, Inc.	6,148	2,373,435
		12,929,027
Construction Materials — 0.1%
CRH PLC	25,632	1,921,887
Consumer Finance — 0.5%
American Express Co.	21,187	4,905,850
Capital One Financial Corp.	14,126	1,955,745
		6,861,595
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	16,545	14,063,085
Target Corp.	17,263	2,555,614
Walmart, Inc.	161,972	10,967,124
		27,585,823
Diversified Telecommunication Services — 0.8%
AT&T Inc.	267,897	5,119,512
Verizon Communications, Inc.	157,262	6,485,485
		11,604,997
Electric Utilities — 1.1%
American Electric Power Co., Inc.	19,675	1,726,284
Constellation Energy Corp.	11,749	2,352,972
Duke Energy Corp.	28,791	2,885,722
NextEra Energy, Inc.	76,733	5,433,464
Southern Co. (The)	40,863	3,169,743
		15,568,185
Electrical Equipment — 0.6%
Eaton Corp. PLC	14,897	4,670,955
Emerson Electric Co.	21,320	2,348,611
GE Vernova, Inc.(a)	10,165	1,743,399
		8,762,965
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	44,073	2,969,198
Energy Equipment & Services — 0.2%
Schlumberger NV	53,310	2,515,166
Entertainment — 1.3%
Netflix, Inc.(a)	15,968	10,776,484
Spotify Technology SA(a)	5,416	1,699,487
Walt Disney Co. (The)	68,542	6,805,535
		19,281,506

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 4.4%
Apollo Global Management, Inc.	19,466	$ 2,298,351
Berkshire Hathaway, Inc., Class B(a)	68,309	27,788,101
Fiserv, Inc.(a)	21,733	3,239,087
Mastercard, Inc., Class A	30,839	13,604,933
PayPal Holdings, Inc.(a)	39,039	2,265,433
Visa, Inc., Class A	58,798	15,432,711
		64,628,616
Food Products — 0.3%
Kraft Heinz Co. (The)	33,155	1,068,254
Mondelez International, Inc., Class A	49,970	3,270,037
		4,338,291
Ground Transportation — 1.0%
CSX Corp.	72,904	2,438,639
Norfolk Southern Corp.	8,432	1,810,266
Uber Technologies, Inc.(a)	74,916	5,444,895
Union Pacific Corp.	22,766	5,151,035
		14,844,835
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	64,549	6,707,287
Becton Dickinson & Co.	10,787	2,521,030
Boston Scientific Corp.(a)	54,811	4,220,995
Edwards Lifesciences Corp.(a)	22,301	2,059,943
Intuitive Surgical, Inc.(a)	13,183	5,864,457
Medtronic PLC	49,605	3,904,410
Stryker Corp.	13,529	4,603,242
		29,881,364
Health Care Providers & Services — 2.3%
Cigna Group (The)	10,400	3,437,928
CVS Health Corp.	47,069	2,779,895
Elevance Health, Inc.	8,678	4,702,261
HCA Healthcare, Inc.	7,212	2,317,071
McKesson Corp.	4,903	2,863,548
UnitedHealth Group, Inc.	34,321	17,478,313
		33,579,016
Health Care REITs — 0.1%
Welltower, Inc.	22,080	2,301,840
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	16,308	2,472,782
Booking Holdings, Inc.	1,272	5,039,028
Chipotle Mexican Grill, Inc.(a)	50,970	3,193,270
DoorDash, Inc., Class A(a)	12,939	1,407,504
Marriott International, Inc., Class A	8,763	2,118,631
McDonald’s Corp.	26,890	6,852,648
Starbucks Corp.	42,405	3,301,229
		24,385,092
Household Products — 1.3%
Colgate-Palmolive Co.	30,323	2,942,544
Kimberly-Clark Corp.	12,546	1,733,857
Procter & Gamble Co. (The)	88,058	14,522,526
		19,198,927
Industrial Conglomerates — 0.5%
3M Co.	20,620	2,107,158
Honeywell International, Inc.	24,318	5,192,866
		7,300,024
Industrial REITs — 0.3%
Prologis, Inc.	34,481	3,872,561
Insurance — 1.3%
American International Group, Inc.	25,140	1,866,394
Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	7,325	$ 2,150,473
Chubb Ltd.	15,098	3,851,198
Marsh & McLennan Cos., Inc.	18,398	3,876,826
MetLife, Inc.	22,241	1,561,096
Progressive Corp. (The)	21,814	4,530,986
Travelers Cos., Inc. (The)	8,524	1,733,270
		19,570,243
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	219,361	39,956,606
Alphabet, Inc., Class C, NVS	183,814	33,715,164
Meta Platforms, Inc., Class A	81,770	41,230,069
		114,901,839
IT Services — 1.0%
Accenture PLC, Class A	23,416	7,104,649
International Business Machines Corp.	34,235	5,920,943
Snowflake, Inc., Class A(a)(c)	11,794	1,593,251
		14,618,843
Life Sciences Tools & Services — 1.0%
Danaher Corp.	24,704	6,172,294
Thermo Fisher Scientific, Inc.	14,251	7,880,803
		14,053,097
Machinery — 1.3%
Caterpillar, Inc.	18,247	6,078,076
Deere & Co.	9,505	3,551,353
Illinois Tool Works, Inc.	11,048	2,617,934
PACCAR, Inc.	38,290	3,941,573
Parker-Hannifin Corp.	4,773	2,414,231
		18,603,167
Media — 0.4%
Comcast Corp., Class A	145,229	5,687,168
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	53,398	2,595,143
Newmont Corp.	43,068	1,803,257
Southern Copper Corp.	3,215	346,384
		4,744,784
Multi-Utilities — 0.2%
Dominion Energy, Inc.	31,264	1,531,936
Sempra	23,634	1,797,602
		3,329,538
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	64,298	10,057,493
ConocoPhillips	43,727	5,001,494
EOG Resources, Inc.	21,469	2,702,303
Exxon Mobil Corp.	167,485	19,280,873
Marathon Petroleum Corp.	13,141	2,279,701
Occidental Petroleum Corp.	23,772	1,498,349
Phillips 66	15,808	2,231,616
Valero Energy Corp.	12,163	1,906,672
		44,958,501
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	8,599	914,934
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	75,692	3,143,489
Eli Lilly & Co.	31,745	28,741,288
Johnson & Johnson	90,024	13,157,908
Merck & Co., Inc.	94,629	11,715,070

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	211,579	$ 5,919,980
Zoetis, Inc., Class A	17,066	2,958,562
		65,636,297
Professional Services — 0.2%
Automatic Data Processing, Inc.	15,339	3,661,266
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)	60,074	9,744,604
Analog Devices, Inc.	18,490	4,220,527
Applied Materials, Inc.	31,048	7,327,018
Broadcom, Inc.	16,969	27,244,239
Intel Corp.	159,024	4,924,973
KLA Corp.	5,026	4,143,987
Lam Research Corp.	4,874	5,190,079
Marvell Technology, Inc.	31,971	2,234,773
Micron Technology, Inc.	41,136	5,410,618
NVIDIA Corp.	887,550	109,647,927
QUALCOMM, Inc.	41,674	8,300,627
Texas Instruments, Inc.	33,967	6,607,600
		194,996,972
Software — 12.6%
Adobe, Inc.(a)	16,717	9,286,962
Atlassian Corp., Class A(a)	5,865	1,037,401
Autodesk, Inc.(a)	8,038	1,989,003
Cadence Design Systems, Inc.(a)	10,169	3,129,510
Crowdstrike Holdings, Inc., Class A(a)	8,139	3,118,783
Fortinet, Inc.(a)	23,545	1,419,057
Intuit, Inc.	10,190	6,696,970
Microsoft Corp.	277,544	124,048,291
Oracle Corp.	58,617	8,276,720
Palo Alto Networks, Inc.(a)	11,490	3,895,225
Roper Technologies, Inc.	4,001	2,255,204
Salesforce, Inc.	34,992	8,996,443
ServiceNow, Inc.(a)	7,662	6,027,466
Synopsys, Inc.(a)	5,678	3,378,751
Workday, Inc., Class A(a)	7,896	1,765,230
		185,321,016
Specialized REITs — 0.5%
American Tower Corp.	17,421	3,386,294
Equinix, Inc.	3,537	2,676,094
Public Storage	5,900	1,697,135
		7,759,523
Specialty Retail — 1.8%
AutoZone, Inc.(a)	644	1,908,880
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	37,017	$ 12,742,732
Lowe’s Cos., Inc.	21,368	4,710,789
O’Reilly Automotive, Inc.(a)	2,185	2,307,491
TJX Cos., Inc. (The)	42,285	4,655,579
		26,325,471
Technology Hardware, Storage & Peripherals — 7.9%
Apple Inc.	542,514	114,264,299
Dell Technologies, Inc., Class C	9,241	1,274,426
		115,538,725
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	4,503	1,345,046
NIKE, Inc., Class B	44,746	3,372,506
		4,717,552
Tobacco — 0.6%
Altria Group, Inc.	64,135	2,921,349
Philip Morris International, Inc.	58,013	5,878,458
		8,799,807
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	18,055	3,180,930
Total Long-Term Investments — 99.9% (Cost: $1,178,442,380)		1,466,611,492
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(b)(d)(e)	1,066,333	1,066,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(d)	3,074,777	3,074,777
Total Short-Term Securities — 0.3% (Cost: $4,141,430)		4,141,536
Total Investments — 100.2% (Cost: $1,182,583,810)		1,470,753,028
Liabilities in Excess of Other Assets — (0.2)%		(3,430,886)
Net Assets — 100.0%		$ 1,467,322,142
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,066,653(a)	$ —	$ —	$ 106	$ 1,066,759	1,066,333	$ 419(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,552,462	1,522,315(a)	—	—	—	3,074,777	3,074,777	30,510	—
BlackRock, Inc.	4,425,280	527,073	(370,943)	45,223	(288,500)	4,338,133	5,510	28,927	—
				$ 45,223	$ (288,394)	$ 8,479,669		$ 59,856	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	09/20/24	$ 2,209	$ 7,450
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,466,611,492	$ —	$ —	$ 1,466,611,492
Short-Term Securities
Money Market Funds	4,141,536	—	—	4,141,536
	$ 1,470,753,028	$ —	$ —	$ 1,470,753,028
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 7,450	$ —	$ —	$ 7,450
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust